CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [line items]
Total partnership capital	$ 25,554	$ 26,391	$ 21,673	$ 22,177
Non-controlling interest - in operating subsidiaries	(15,320)	(15,658)
Deficit	3,422	2,520
Accumulated other comprehensive income	(817)	(543)
Ownership changes	(558)	(515)
Invested Capital	$ 12,281	$ 12,195	$ 9,213
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%